LONG-TERM DEBT (Details Textual) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	Jan. 31, 2013	Jul. 31, 2007	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount				$ 46,072		$ 46,072		$ 0
Convertible Notes Converted Into Common Stock	1,116,084	2,500,000
Debt Instrument, Maturity Date			Apr. 30, 2008
Interest Paid				3,468	15,522	21,606	41,930	55,198	31,008
Repayments Of Notes Payable Due								450,958
Repayments Of Notes Payable Due In Year One								120,000
Repayments Of Notes Payable Due In Year Two								120,000
Secured Debt Common Stock Shares								666,667
Escrow Account Release Of Common Stock Shares Description								The escrow account releases 1/3 or 333,333 shares per year to the Company if there is no default.
Note Payable Issued One [Member]
Debt Instrument [Line Items]
Note Payable Issued Date								Oct. 26, 2009
Debt Instrument, Unamortized Discount								0	0
Debt Instrument, Interest Rate During Period								8.00%
Convertible Notes, Conversion Price								$ 0.35
Note Payable Issued Two [Member]
Debt Instrument [Line Items]
Note Payable Issued Date								Jun. 12, 2010
Debt Instrument, Interest Rate During Period								12.00%
Convertible Notes, Conversion Price								$ 0.18
Note Payable Issued Three [Member]
Debt Instrument [Line Items]
Note Payable Issued Date								Dec. 23, 2010
Debt Instrument, Interest Rate During Period								10.00%
Convertible Notes, Conversion Price								$ 0.084
Debt Instrument, Maturity Date								Dec. 23, 2012
Note Payable Issued Four [Member]
Debt Instrument [Line Items]
Note Payable Issued Date								Sep. 21, 2010
Debt Instrument, Interest Rate During Period								12.00%
Convertible Notes, Conversion Price								$ 0.18
Debt Instrument, Maturity Date								Mar. 30, 2012
Note Payable Issued Five [Member]
Debt Instrument [Line Items]
Note Payable Issued Date								Jan. 01, 2011
Debt Instrument, Interest Rate During Period								6.00%
Convertible Notes, Conversion Price								$ 0.15
Debt Instrument, Maturity Date								Jan. 01, 2015
Note Payable Issued Six [Member]
Debt Instrument [Line Items]
Note Payable Issued Date								Nov. 06, 2012
Debt Instrument, Unamortized Discount								$ 21,138
Debt Instrument, Interest Rate During Period								20.00%
Convertible Notes Converted Into Common Stock								1,041,622
Convertible Notes, Conversion Price								$ 0.10
Debt Instrument, Maturity Date								Apr. 06, 2013